GOODWILL AND INTANGIBLE ASSETS, NET - Net Carrying Amount of Goodwill (Q2) (Details) - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020
Goodwill [Roll Forward]
Goodwill at beginning of period	$ 50,588,000	$ 17,320,857	$ 50,588,000		$ 50,588,000
Impairment of goodwill	$ (33,267,143)	0	$ (33,267,143)	$ 0	(33,267,143)
Goodwill at end of period		$ 17,320,857		$ 17,320,857	$ 17,320,857